Benefit Plans, Stock Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 1,900	$ 857	$ 480
Income tax benefit related to stock-based compensation		343	192
Liability Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	1,800	633	276
Equity Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 151	$ 224	$ 204